Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading liabilities (Details) $ in Millions, in Millions	Dec. 31, 2018 MXV ( )	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)
Financial liabilities
Nominal amount of trading derivative liabilities		$ 3,721,976		$ 3,519,255
Fair value of trading derivative liabilities		153,727		171,282
OTC transactions
Financial liabilities
Fair value of trading derivative liabilities |	153,727		171,222
Currency risk - Foreign exchange risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities		5,735
Currency risk - Foreign exchange risk | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities		237,127		113,417
Fair value of trading derivative liabilities		5,988		5,022
Currency risk - Foreign exchange risk | Forwards: Spot
Financial liabilities
Nominal amount of trading derivative liabilities		41,423		35,776
Fair value of trading derivative liabilities		110		71
Currency risk - Foreign exchange risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities		87,616		123,537
Fair value of trading derivative liabilities		1,504		2,655
Currency risk - Foreign exchange risk | Currency swaps
Financial liabilities
Nominal amount of trading derivative liabilities		395,656		431,644
Fair value of trading derivative liabilities		73,384		102,065
Interest rate risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities				3,500
Interest rate risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities		142,477		117,167
Fair value of trading derivative liabilities		971		1,197
Interest rate risk | Interest rate swaps
Financial liabilities
Nominal amount of trading derivative liabilities		2,795,454		2,682,892
Fair value of trading derivative liabilities		70,607		59,830
Market Index | Futures
Financial liabilities
Nominal amount of trading derivative liabilities		462		190
Market Index | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities		11,768		7,742
Fair value of trading derivative liabilities		839		90
Market Index | Options
Financial liabilities
Nominal amount of trading derivative liabilities		4,141		3,297
Fair value of trading derivative liabilities		303		323
Equity price risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities		117		93
Fair value of trading derivative liabilities		5		3
Equity price risk | Equity swaps
Financial liabilities
Fair value of trading derivative liabilities		$ 16		$ 26